Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenues
Sponsorships, net of activation costs	$ 1,564,250	$ 1,820,293	$ 4,886,106	$ 5,457,785
Rents and cost recoveries	103,244	348,900	420,681	657,106
Event revenues	9,613	4,690	37,446	54,533
Total revenues	1,677,107	2,173,883	5,344,233	6,169,424
Operating expenses
Property operating expenses	8,987,167	3,995,624	18,099,436	10,025,750
Commission expense	199,668	228,961	1,257,648	798,788
Depreciation expense	2,753,046	2,751,229	8,198,469	8,163,962
Loss on abandonment of project development costs				12,194,783
Total operating expenses	11,939,881	6,975,814	27,555,553	31,183,283
Loss from operations	(10,262,774)	(4,801,931)	(22,211,320)	(25,013,859)
Other expense
Interest expense	(615,250)	(2,160,210)	(4,825,045)	(6,734,735)
Amortization of discount on note payable	(3,043,738)	(3,400,514)	(9,721,484)	(10,302,822)
Total interest expense	(3,658,988)	(5,560,724)	(14,546,529)	(17,037,557)
Loss in joint venture		(275,564)		(252,576)
Business combination costs	(19,137,165)		(19,137,165)
Loss on extinguishment of debt	(877,976)		(877,976)
Total other expense	(23,674,129)	(5,836,288)	(34,561,670)	(17,290,133)
Loss before taxes	(33,936,903)	(10,638,219)	(56,772,990)	(42,303,992)
Income tax benefit
Net loss	(33,936,903)	(10,638,219)	(56,772,990)	(42,303,992)
Non-controlling interest	36,000		36,000
Net loss attributable to HOFRE stockholders	$ (33,900,903)	$ (10,638,219)	$ (56,736,990)	$ (42,303,992)
Net loss per share – basic and diluted (in Dollars per share)	$ (1.04)	$ (1.96)	$ (3.90)	$ (7.78)
Weighted average shares outstanding, basic and diluted (in Shares)	32,576,553	5,436,000	14,548,887	5,436,000